Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2011
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Indefinite
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Shorter of lease term or 15 to 50 years
Property plant and equipment estimated useful life, minimum	15
Property plant and equipment estimated useful life, maximum	50
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, minimum	3
Property plant and equipment estimated useful life, maximum	5
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, minimum	3
Property plant and equipment estimated useful life, maximum	5
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, maximum	5